ADVANCED SERIES TRUST
Supplement dated April 28, 2014 to the
Prospectus and Statement of Additional Information (“SAI”), dated April 28, 2014

PRUDENTIAL DEFINED INCOME (“PDI”) VARIABLE ANNUITY

PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE of NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Supplement, dated April 28, 2014,
to Prospectuses dated April 28, 2014

This supplement should be read in conjunction with your Advanced Series Trust (the “Trust”) Prospectus and SAI and Annuity Prospectus and should be retained for future reference.  This supplement is intended to update certain information in the Annuity Prospectus you own and is not intended to be a prospectus or offer for any other Annuity that you do not own.  Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and SAI.

We are issuing this supplement to reflect a change in the net annual portfolio operating expenses for the AST Multi-Sector Fixed Income Portfolio from 0.87% to 0.83%. This change is a result of a contractual cap on the total annual portfolio operating expense which was agreed to by the Investment Managers and the Trust’s Board of Trustees and may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Trust’s Board of Trustees.

The “Total Annual Underlying Portfolio Operating Expense” table in the Annuity Prospectus is replaced by the following:

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       TOTAL ANNUAL UNDERLYING PORTFOLIO OPERATING EXPENSES
(as a percentage of the average net assets of the underlying Portfolio)
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For the year ended December 31, 2013
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                                                                                                                                                                                                                         Total
                                                                                                                                                                                                                       Annual                                            Net Annual
                                                                                                                                                                                                                       Portfolio          Fee Waiver               Portfolio
                                                                                                                         Management      Other             Distribution                   Operating          or Expense             Operating
                                                                                                                            Fees               Expenses         (12b-1) Fees                   Expenses         Reimbursement        Expenses

                                                                                                                       --------------------------------------------------------------------------------------------------------------------------------

                                                                                                                             0.69%              0.08%                  0.10%                            0.87%                   -0.04%                 0.83%

The table in the Trust Prospectus entitled “Annual Portfolio Operating Expenses” is correspondingly revised to reflect the contractual expense cap.  The Trust’s SAI is revised to reflect and incorporate the contractual expense cap.

If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.